Acquisitions (Summary of Supplemental Pro-forma Information) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Net interest income (unaudited)	$ 180,600
Net income (unaudited)	$ 79,800
EPS - Diluted (unaudited)	$ 2.26